Significant Accounting Policies [Text Block] (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Reconciliation of Gross Revenues to Net Revenues [Table Text Block]

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
Gross revenues	$2,238	$1,335	$6,397	$4,089
Less: contractual allowances	(1,349)	(834)	(3,816)	(2,210)

Net revenue	$889	$501	$2,581	$1,879

Contractual allowances as a percentage of gross revenues	60%	62%	60%	54%

	Years Ended December 31,
	2015	2014
Gross revenues	$5,706	$6,484
Less: contractual allowances	(3,168)	(2,164)

Net revenue	$2,538	$4,320

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
Unvested restricted stock units	44,452	24,213	37,725	31,130
Options to purchase common stock	40,788	27,756	40,792	17,104
Warrants to purchase common stock	13,547	13,547	13,547	11,523

Total	98,787	65,516	92,064	59,757

	December 31,
	2015	2014
Unvested restricted stock units	28,739	43,680
Options to purchase common stock	23,681	10,133
Warrants to purchase common stock	12,029	2,833

Total	64,449	56,646